UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Peter J. McMillen
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Paradigm Value Fund

TICKER: PVFAX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Value Fund	$72	1.25%
[1]	Annualized.
Management's Discussion of Fund Performance

The Paradigm Value Fund appreciated 31.70% in the first half of 2026, compared to a 22.99% increase for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 12.64%, compared to 10.10% for the benchmark.

The broad-based year-to-date strength in the Information Technology sector has been a tailwind for the Fund. Given the Fund's historical overweight position in Information Technology, that sector accounted for a large proportion of the year-to-date outperformance.

The Health Care sector was the largest detractor to the portfolio due to stock-specific challenges in the Health Care Equipment & Services and Health Care Providers & Services industries. The sector's performance was also challenged by policy headwinds and heightened regulatory scrutiny in the first half of 2026.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	46.48%	7.96%	13.61%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Fund Statistics
Net Assets ($)	$55,307,219
Number of Portfolio Holdings	40
Portfolio Turnover Rate (%)	4%
Total Advisory Fees Paid ($)	$310,732

1

What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Kulicke & Soffa Industries Inc.	9.7%
A10 Networks, Inc.	6.3%
TD SYNNEX Corporation	5.2%
EMCOR Group Inc.	4.7%
Veeco Instruments Inc.	4.1%
Sensient Technologies Corporation	3.9%
Insight Enterprises, Inc.	3.5%
Goldman Sachs FS Government Fund Institutional Class	3.5%
Addus HomeCare Corporation	3.2%
QuidelOrtho Corporation	3.2%
Sectors (% of Total Investments)

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Select Fund

TICKER: PFSLX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Select Fund	$71	1.15%
[1]	Annualized.
Management's Discussion of Fund Performance

The Paradigm Select Fund appreciated 50.46% in the first half of 2026, compared to an increase of 22.71% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 12.31%, compared to 9.75% for the benchmark.

The Information Technology sector was the largest contributor to the portfolio due to strong stock selection and an overweight sector allocation. Holdings in the Communications Equipment and Semiconductors and Semiconductor Equipment industries delivered strong results, outperforming the benchmark. The Industrials sector was another meaningful contributor to performance.

There were no material detractors to the portfolio in the first half of 2026.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	81.10%	15.11%	17.92%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 2500® Index	36.72%	8.30%	12.25%
Fund Statistics
Net Assets ($)	$283,459,025
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	6%
Total Advisory Fees Paid ($)	$913,931

What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Lumentum Holdings Inc.	8.4%
Marvell Technology, Inc.	8.2%
Teradyne, Inc.	6.4%
Natera, Inc.	6.4%
Goldman Sachs Financial Square Government Fund Institutional Class	5.5%
EMCOR Group Inc.	5.1%
Globus Medical, Inc. - Class A	4.3%
Kulicke & Soffa Industries Inc.	4.2%
Revvity, Inc.	4.2%
Carpenter Technology Corporation	3.8%

1

Sectors (% of Total Investments)

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Micro-Cap Fund

TICKER: PVIVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Micro-Cap Fund	$75	1.25%
[1]	Annualized.
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund appreciated 42.56% in the first half of 2026, compared to an appreciation of 27.50% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 10.79%, compared to 8.97% for the benchmark.

The Information Technology sector, followed by the Industrials sector, were the largest contributors to the portfolio in the first half of 2026. Holdings in the Communications Equipment and Semiconductors and Semiconductor Equipment industries outperformed the benchmark, positively contributing to the portfolio's year-to-date performance.

The Health Care sector was the sole detractor to the portfolio in the first half of 2026 due to stock-specific challenges in the Health Care Equipment and Health Care Providers industries, which was amplified by a turbulent policy and regulatory backdrop.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	51.81%	7.90%	15.91%
S&P 500® Index	22.32%	13.41%	15.51%
Russell Microcap® Index	58.55%	7.07%	12.47%
Fund Statistics
Net Assets ($)	$183,439,438
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	38%
Total Advisory Fees Paid ($)	$930,640

1

What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	11.7%
Onto Innovation Inc.	8.3%
Goldman Sachs FS Government Fund Institutional Class	6.3%
QuidelOrtho Corporation	5.0%
Veeco Instruments Inc.	4.2%
Integra LifeSciences Holdings Corporation	4.0%
A10 Networks, Inc.	3.9%
The Pennant Group, Inc.	3.7%
The Ensign Group, Inc.	3.5%
Build-A-Bear Workshop, Inc.	3.4%
Sectors (% of Total Investments)

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Paradigm Value Fund
		Schedule of Investments
		June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
92,900	A10 Networks, Inc.	$ 3,470,744
40,000	Extreme Networks, Inc. *	1,294,800
		4,765,544	8.62%

Computer Peripheral Equipment, NEC
260,000	Xerox Holdings Corporation	813,800	1.47%

Dental Equipment & Supplies
140,000	DENTSPLY SIRONA Inc.	1,485,400	2.69%

Electrical Work
3,100	EMCOR Group Inc.	2,572,628	4.65%

In Vitro & In Vivo Diagnostic Substances
100,000	QuidelOrtho Corporation *	1,751,500	3.17%

Industrial Organic Chemicals
17,500	Sensient Technologies Corporation	2,157,575	3.90%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,390,750	2.51%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	1,513,800	2.74%

National Commercial Banks
27,500	First Merchants Corporation	1,201,475
7,000	National Bank Holdings Corporation - Class A	311,010
		1,512,485	2.73%

Printed Circuit Boards
4,000	Jabil, Inc.	1,541,920	2.79%

Retail - Catalog & Mail-Order Houses
16,000	Insight Enterprises, Inc. *	1,948,800	3.52%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,162,720	2.10%

Semiconductors & Related Devices
40,100	Kulicke & Soffa Industries Inc. (Singapore)	5,363,776
11,700	Qorvo, Inc. *	1,091,259
		6,455,035	11.67%

Services - Health Services
20,000	The Pennant Group, Inc. *	739,000	1.34%

Services - Help Supply Services
35,200	Kforce Inc.	1,651,584	2.99%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	1,788,366	3.23%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,708,259	3.09%

Services - Prepackaged Software
40,000	Cerence Inc. *	452,800
66	Consensus Cloud Solutions Inc. *	2,518
		455,318	0.82%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	961,800	1.74%

Special Industry Machinery (No Metalworking Machinery)
3,200	Kadant Inc.	1,005,536	1.82%

Special Industry Machinery, NEC
26,800	Azenta, Inc. *	683,936
30,000	Veeco Instruments Inc. *	2,274,000
		2,957,936	5.35%

State Commercial Banks
5,000	Banner Corporation	332,200
18,500	Renasant Corporation	786,990
		1,119,190	2.02%

Surgical & Medical Instruments & Apparatus
80,000	Integra LifeSciences Holdings Corporation *	1,436,800
80,000	Orthofix Medical Inc. *	731,200
30,000	Tactile Systems Technology, Inc. *	893,400
		3,061,400	5.53%

Telephone & Telegraph Apparatus
3,000	Fabrinet (Thailand) *	1,686,240	3.05%

Transportation Services
5,800	GATX Corp.	1,027,702	1.86%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	495,600	0.90%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	2,895,827	5.24%

Women's, Misses', and Juniors Outerwear
20,000	J. Jill, Inc.	317,400	0.57%

Wood Household Furniture, (No Upholstered)
100,000	MasterBrand, Inc. *	1,029,000	1.86%

Total for Common Stocks (Cost $18,343,540)		51,972,115	93.97%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,451,923	2.62%
Total for Real Estate Investment Trusts (Cost $292,494)

MONEY MARKET FUNDS
1,912,082	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	1,912,082	3.46%
Total for Money Market Funds (Cost $1,912,082)

WARRANTS
80,000	Xerox Holdings Corporation Warrant, $8 Strike, Expires 2/14/2028	22,000	0.04%
Total for Warrants (Cost $0)

Total Investment Securities		55,358,120	100.09%
	(Cost $20,548,116)

Liabilities in Excess of Other Assets		(50,901)	-0.09%

Net Assets		$ 55,307,219	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund
		Schedule of Investments
		June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 21,108,276	7.45%

Computer Communications Equipment
40,000	Extreme Networks, Inc. *	1,294,800	0.46%

Dental Equipment & Supplies
160,000	DENTSPLY SIRONA Inc.	1,697,600	0.60%

Electrical Work
15,400	EMCOR Group Inc.	12,780,152	4.51%

Electromedical & Electrotherapeutic Apparatus
30,000	CONMED Corporation *	981,900	0.35%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	902,613	0.32%

General Industrial Machinery & Equipment
174,900	Zurn Elkay Water Solutions Corporation	8,837,697	3.12%

In Vitro & In Vivo Diagnostic Substances
190,000	QuidelOrtho Corporation *	3,327,850	1.17%

Industrial Organic Chemicals
58,700	Sensient Technologies Corporation	7,237,123	2.55%

Instruments for Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	16,281,216	5.74%

Laboratory Analytical Instruments
94,400	Revvity, Inc.	10,502,944	3.71%

Measuring & Controlling Devices, NEC
6,000	Onto Innovation Inc. *	2,270,700	0.80%

Motors & Generators
25,100	Regal Rexnord Corporation	5,978,569	2.11%

Printed Circuit Boards
13,400	Jabil, Inc.	5,165,432	1.82%

Retail - Catalog & Mail-Order Houses
20,000	Insight Enterprises, Inc. *	2,436,000	0.86%

Retail - Hobby, Toy & Game Shops
41,800	Build-A-Bear Workshop, Inc.	1,279,498	0.45%

Retail - Lumber & Other Building Materials Dealers
88,200	Builders FirstSource, Inc. *	7,892,136	2.78%

Retail - Retail Stores, NEC
60,000	Bath & Body Works, Inc.	1,387,800	0.49%

Search, Detection, Navigation, Guidance, Aeronautical Systems
32,100	Garmin Ltd. (Switzerland)	7,625,034	2.69%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	10,724,208
69,400	Marvell Technology, Inc.	20,673,566
12,800	Qorvo, Inc. *	1,193,856
119,400	Skyworks Solutions, Inc.	8,095,320
		40,686,950	14.35%

Services - Business Services, NEC
20,000	Concentrix Corporation	448,100	0.16%

Services - Medical Laboratories
59,400	Natera, Inc. *	16,124,130
100,700	RadNet, Inc. *	6,210,169
		22,334,299	7.88%

Services - Prepackaged Software
100,000	Cerence Inc. *	1,132,000
147,400	Progress Software Corporation *	4,949,692
		6,081,692	2.15%

Services - Skilled Nursing Care Facilities
8,000	The Ensign Group, Inc.	1,282,400	0.45%

Special Industry Machinery, NEC
10,000	Axcelis Technologies, Inc. *	1,894,500
30,000	Veeco Instruments Inc. *	2,274,000
		4,168,500	1.47%

Steel Pipe & Tubes
18,000	ATI Inc. *	3,547,800	1.25%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	9,622,704	3.39%

Surgical & Medical Instruments & Apparatus
138,400	Globus Medical, Inc. - Class A *	10,934,984
80,000	Integra LifeSciences Holdings Corporation *	1,436,800
100,000	Orthofix Medical Inc. *	914,000
40,000	Tactile Systems Technology, Inc. *	1,191,200
		14,476,984	5.11%

Title Insurance
5,900	Fidelity National Financial, Inc.	278,244	0.10%

Wholesale - Computers & Peripheral Equipment & Software
8,000	TD SYNNEX Corporation	2,138,720	0.75%

Wholesale - Lumber & Other Construction Materials
103,400	Boise Cascade Company	8,026,942	2.83%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
240,000	Accendra Health, Inc. *	820,800	0.29%

Wood Household Furniture, (No Upholstered)
140,000	MasterBrand, Inc. *	1,440,600	0.51%

Total for Common Stocks (Cost $106,742,255)		234,342,075	82.67%

REAL ESTATE INVESTMENT TRUSTS
31,850	Mid-America Apartment Communities Inc.	4,425,239	1.56%
Total for Real Estate Investment Trusts (Cost $4,239,450)

MONEY MARKET FUNDS
13,819,832	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	13,819,832	4.88%
Total for Money Market Funds (Cost $13,819,832)

Total Investment Securities		252,587,146	89.11%
	(Cost $124,801,537)

Other Assets in Excess of Liabilities		30,871,879	10.89%

Net Assets		$ 283,459,025	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Services, NEC
78,034	Calix, Inc. *	2,912,229	1.59%

Computer Communications Equipment
188,300	A10 Networks, Inc.	7,034,888
100,000	Extreme Networks, Inc. *	3,237,000
		10,271,888	5.60%

Dental Equipment & Supplies
500,000	DENTSPLY SIRONA Inc.	5,305,000	2.89%

Electromedical & Electrotherapeutic
100,000	CONMED Corporation *	3,273,000	1.78%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	2,011,216	1.10%

In Vitro & In Vivo Diagnostic Substances
520,000	QuidelOrtho Corporation *	9,107,800	4.96%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	733,576	0.40%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	15,138,000	8.25%

Motor Vehicle Parts & Accessories
80,000	Modine Manufacturing Company *	21,361,600	11.64%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
250,000	Enovis Corporation *	5,175,000	2.82%

Plastics Products, NEC
30,000	Entegris, Inc.	5,395,800	2.94%

Retail - Apparel & Accessory Stores
11,800	Citi Trends, Inc. *	682,512	0.37%

Retail - Catalog & Mail-Order Houses
50,000	Insight Enterprises, Inc. *	6,090,000	3.32%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	228,760	0.12%

Retail - Food Stores
50,000	Krispy Kreme, Inc. *	176,500	0.10%

Retail - Hobby, Toy & Game Shops
204,500	Build-A-Bear Workshop, Inc.	6,259,745	3.41%

Retail - Retail Stores, NEC
200,000	Bath & Body Works, Inc.	4,626,000	2.52%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)	4,507,712	2.46%

Services - Health Services
180,000	The Pennant Group, Inc. *	6,651,000	3.63%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	726,550
600,000	TTEC Holdings, Inc. *	1,164,000
		1,890,550	1.03%

Services - Home Health Care Services
121,214	AdaptHealth Corp. *	1,263,050
19,700	Addus HomeCare Corporation *	1,979,259
		3,242,309	1.77%

Services - Prepackaged Software
420,000	Cerence Inc. *	4,754,400
10,900	Progress Software Corporation *	366,022
		5,120,422	2.79%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	6,412,000	3.50%

Special Industry Machinery (No Metalworking Machinery)
11,600	Kadant Inc.	3,645,068	1.99%

Special Industry Machinery, NEC
9,800	Azenta, Inc. *	250,096
100,000	Veeco Instruments Inc. *	7,580,000
		7,830,096	4.27%

Surgical & Medical Instruments & Apparatus
400,000	Alphatec Holdings, Inc. *	3,460,000
197,900	AngioDynamics, Inc. *	2,574,679
60,900	AtriCure, Inc. *	1,703,982
400,000	Integra LifeSciences Holdings Corporation *	7,184,000
600,000	MiMedx Group, Inc. *	2,310,000
400,000	Orthofix Medical Inc. *	3,656,000
140,000	SI-BONE, Inc. *	2,284,800
		23,173,461	12.63%

Wholesale - Medical, Dental & Hospital
160,900	Accendra Health, Inc. *	550,278	0.30%

Women's, Misses', and Juniors Outerwear
150,000	J. Jill, Inc.	2,380,500	1.30%

Wood Household Furniture, (No Upholstered)
600,000	MasterBrand, Inc. *	6,174,000	3.37%

Total for Common Stocks (Cost $95,881,147)		170,326,022	92.85%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	102,000	0.06%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
11,415,644	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	11,415,644	6.22%
Total for Money Market Funds (Cost $11,415,644)

Total Investment Securities		181,843,666	99.13%
	(Cost $107,482,791)

Other Assets in Excess of Liabilities		1,595,772	0.87%

Net Assets		$ 183,439,438	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2026.
+ Level 3.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2026	Fund	Fund

Assets:
Investment Securities at Fair Value*	$ 55,358,120	$252,587,146
Cash	140	28,520,281
Receivable for Fund Shares Sold	142	8,619,828
Dividends Receivable	20,899	103,010
Total Assets	55,379,301	289,830,265
Liabilities:
Payable for Fund Shares Redeemed	16,300	82,399
Payable for Securities Purchased	-	6,092,595
Payable to Advisor	55,782	196,246
Total Liabilities	72,082	6,371,240
Net Assets	$ 55,307,219	$283,459,025
Net Assets Consist of:
Paid In Capital	$ 15,284,932	$151,762,875
Total Distributable Earnings	40,022,287	131,696,150
Net Assets	$ 55,307,219	$283,459,025

Net Asset Value, Offering and Redemption Price	$ 63.85	$ 137.28

* Investments at Identified Cost	$ 20,548,116	$124,801,537

Shares Outstanding (Unlimited number of shares	866,199	2,064,852
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2026

Investment Income:
Dividends (Net of foreign taxes of $0 and $0, respectively)	$ 238,742	$ 565,167
Total Investment Income	238,742	565,167
Expenses:
Investment Advisor Fees	310,732	913,931
Total Expenses	310,732	913,931

Net Investment Loss	(71,990)	(348,764)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	5,299,165	4,283,163
Net Change in Net Unrealized Appreciation on Investments	8,948,581	64,010,129
Net Realized and Unrealized Gain on Investments	14,247,746	68,293,292

Net Increase in Net Assets from Operations	$ 14,175,756	$ 67,944,528

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statement of Assets and Liabilities (Unaudited)	Micro-Cap
June 30, 2026	Fund

Assets:
Investment Securities at Fair Value*	$ 181,843,666
Cash	29,065
Receivable for Fund Shares Sold	10,103
Receivable for Securities Sold	3,251,053
Dividends Receivable	92,713
Total Assets	185,226,600
Liabilities:
Payable for Securities Purchased	1,609,074
Payable for Fund Shares Redeemed	724
Payable to Advisor	177,364
Total Liabilities	1,787,162
Net Assets	$ 183,439,438
Net Assets Consist of:
Paid In Capital	$ 82,815,345
Total Distributable Earnings	100,624,093
Net Assets	$ 183,439,438

Net Asset Value, Offering and Redemption Price	$ 63.91

* Investments at Identified Cost	$ 107,482,791

Shares Outstanding (Unlimited number of shares	2,870,058
authorized without par value)

Statement of Operations (Unaudited)
For the six month period ended June 30, 2026

Investment Income:
Dividends (Net of foreign taxes $0)	$ 386,881
Total Investment Income	386,881
Expenses:
Investment Advisor Fees	930,640
Total Expenses	930,640

Net Investment Loss	(543,759)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	26,969,695
Net Change in Net Unrealized Appreciation on Investments	28,860,600
Net Realized and Unrealized Gain on Investments	55,830,295

Net Increase in Net Assets from Operations	$ 55,286,536

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2026	1/1/2025	1/1/2026	1/1/2025
	to	to	to	to
	6/30/2026	12/31/2025	6/30/2026	12/31/2025
From Operations:
Net Investment Loss	$ (71,990)	$ (77,123)	$ (348,764)	$ (264,340)
Net Realized Gain on Investments	5,299,165	8,536,971	4,283,163	1,205,848
Net Change in Unrealized Appreciation on Investments	8,948,581	(6,114,208)	64,010,129	11,833,289
Net Increase in Net Assets from Operations	14,175,756	2,345,640	67,944,528	12,774,797

From Distributions to Shareholders:	-	(8,155,535)	-	(173,838)

From Capital Share Transactions:
Proceeds From Sale of Shares	394,135	1,208,091	101,798,026	11,027,135
Proceeds from Redemption Fees (a)	-	231	-	3,557
Shares Issued on Reinvestment of Dividends	-	7,673,751	-	168,583
Cost of Shares Redeemed	(5,861,141)	(6,337,564)	(10,474,401)	(29,957,976)
Net Increase (Decrease) from Shareholder Activity	(5,467,006)	2,544,509	91,323,625	(18,758,701)

Net Increase (Decrease) in Net Assets	8,708,750	(3,265,386)	159,268,153	(6,157,742)

Net Assets at Beginning of Period	46,598,469	49,863,855	124,190,872	130,348,614

Net Assets at End of Period	$55,307,219	$46,598,469	$283,459,025	$124,190,872

Share Transactions:
Issued	6,305	21,948	797,277	135,578
Reinvested	-	156,448	-	1,830
Redeemed	(101,301)	(120,189)	(93,500)	(392,391)
Net Increase (Decrease) in Shares	(94,996)	58,207	703,777	(254,983)
Shares Outstanding Beginning of Period	961,195	902,988	1,361,075	1,616,058
Shares Outstanding End of Period	866,199	961,195	2,064,852	1,361,075

(a) Shares purchased prior to May 1, 2025 were subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.
The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund
	(Unaudited)
	1/1/2026	1/1/2025
	to	to
	6/30/2026	12/31/2025
From Operations:
Net Investment Loss	$ (543,759)	$ (1,033,814)
Net Realized Gain on Investments	26,969,695	18,598,999
Net Change in Unrealized Appreciation on Investments	28,860,600	(26,556,555)
Net Increase (Decrease) in Net Assets from Operations	55,286,536	(8,991,370)

From Distributions to Shareholders:	-	(18,560,520)

From Capital Share Transactions:
Proceeds From Sale of Shares	4,585,017	4,939,357
Proceeds from Redemption Fees (a)	-	5,285
Shares Issued on Reinvestment of Dividends	-	18,515,361
Cost of Shares Redeemed	(10,704,725)	(29,606,277)
Net Decrease from Shareholder Activity	(6,119,708)	(6,146,274)

Net Increase (Decrease) in Net Assets	49,166,828	(33,698,164)

Net Assets at Beginning of Period	134,272,610	167,970,774

Net Assets at End of Period	$183,439,438	$134,272,610

Share Transactions:
Issued	94,385	98,800
Reinvested	-	407,200
Redeemed	(219,744)	(593,504)
Net Decrease in Shares	(125,359)	(87,504)
Shares Outstanding Beginning of Period	2,995,417	3,082,921
Shares Outstanding End of Period	2,870,058	2,995,417

(a) Shares purchased prior to May 1, 2025 were subject to a redemption fee of 2% if redeemed within
90 days or less of purchase.
The accompanying notes are an integral part of these financial statements.

Paradigm Value Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2026		1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021
	to		to		to		to		to	to
	6/30/2026		12/31/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Period	$ 48.48		$ 55.22		$ 55.72		$ 52.32		$ 71.43	$ 56.29
Net Investment Loss (a)	(0.08)		(0.09)		(0.28)		(0.26)		(0.29)	(0.53)
Net Gain (Loss) on Investments (Realized and Unrealized)	15.45		3.36		7.32		7.27		(14.28)	17.56
Total from Investment Operations	15.37		3.27		7.04		7.01		(14.57)	17.03

Distributions (From Net Investment Income)	-		-		-		-		-	-
Distributions (From Capital Gains)	-		(10.01)		(7.54)		(3.61)		(4.55)	(1.91)
Total Distributions	-		(10.01)		(7.54)		(3.61)		(4.55)	(1.91)
Proceeds from Redemption Fees (b)	-		-	+	-	+	-	+	0.01	0.02

Net Asset Value - End of Period	$ 63.85		$ 48.48		$ 55.22		$ 55.72		$ 52.32	$ 71.43
Total Return (c)	31.70%	*	5.72%		12.65%		13.31%		(20.42)%	30.30%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 55,307		$ 46,598		$ 49,864		$ 50,571		$ 48,520	$ 76,200

Ratio of Expenses to Average Net Assets	1.25%	**	1.33%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Loss to Average
Net Assets	(0.29)%	**	(0.17)%		(0.47)%		(0.48)%		(0.50)%	(0.78)%

Portfolio Turnover Rate	3.97%	*	26.94%		25.56%		12.04%		1.87%	10.61%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Shares purchased prior to May 1, 2025 were subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2026		1/1/2025		1/1/2024	1/1/2023		1/1/2022	1/1/2021
	to		to		to	to		to	to
	6/30/2026		12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Period	$ 91.24		$ 80.66		$ 69.11	$ 54.61		$ 74.25	$ 56.71
Net Investment Income (Loss) (a)	(0.24)		(0.18)		0.01	0.22		(0.02)	(0.19)
Net Gain (Loss) on Investments (Realized and Unrealized)	46.28		10.89		11.54	14.49		(19.64)	17.78
Total from Investment Operations	46.04		10.71		11.55	14.71		(19.66)	17.59

Distributions (From Net Investment Income)	-		-	+	(0.01)	(0.21)		-	-
Distributions (From Capital Gains)	-		(0.13)		-	-		(0.01)	(0.13)
Total Distributions	-		(0.13)		(0.01)	(0.21)		(0.01)	(0.13)
Proceeds from Redemption Fees (b)	-		-	+	0.01	-	+	0.03	0.08

Net Asset Value - End of Period	$ 137.28		$ 91.24		$ 80.66	$ 69.11		$ 54.61	$ 74.25
Total Return (c)	50.46%	*	13.27%		16.73%	26.94%		(26.44)%	31.16%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$283,459		$124,191		$130,349	$114,323		$ 93,491	$148,527

Before Waiver
Ratio of Expenses to Average Net Assets	1.15%	**	1.27%		1.50%	1.50%		1.50%	1.50%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	**	1.15%		1.15%	1.15%		1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d)	(0.44)%	**	(0.23)%		0.01%	0.36%		(0.04)%	(0.28)%

Portfolio Turnover Rate	6.45%	*	15.49%		15.11%	21.49%		29.45%	8.64%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Shares purchased prior to May 1, 2025 were subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(d) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2026		1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021
	to		to		to		to		to	to
	6/30/2026		12/31/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Period	$ 44.83		$ 54.48		$ 51.07		$ 43.32		$ 54.57	$ 43.13
Net Investment Loss (a)	(0.19)		(0.36)		(0.41)		(0.39)		(0.41)	(0.47)
Net Gain (Loss) on Investments (Realized and Unrealized)	19.27		(2.15)		7.31		8.14		(10.85)	12.51
Total from Investment Operations	19.08		(2.51)		6.90		7.75		(11.26)	12.04

Distributions (From Net Investment Income)	-		-		-		-		-	-
Distributions (From Capital Gains)	-		(7.14)		(3.49)		-		-	(0.61)
Total Distributions	-		(7.14)		(3.49)		-		-	(0.61)
Proceeds from Redemption Fees (b)	-		-	+	-	+	-	+	0.01	0.01

Net Asset Value - End of Period	$ 63.91		$ 44.83		$ 54.48		$ 51.07		$ 43.32	$ 54.57
Total Return (c)	42.56%	*	(4.79)%		13.52%		17.89%		(20.62)%	27.94%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$183,439		$134,273		$167,971		$153,071		$113,330	$160,046

Ratio of Expenses to Average Net Assets	1.25%	**	1.25%		1.25%		1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.73)%	**	(0.72)%		(0.74)%		(0.82)%		(0.92)%	(0.91)%

Portfolio Turnover Rate	37.52%	*	86.64%		47.87%		38.31%		34.91%	46.02%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Shares purchased prior to May 1, 2025 were subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2026
(Unaudited)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the significant accounting policies described in this section.

REPORTING SEGMENTS:
Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund are used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and his role, the Chief Executive Officer at the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER:
Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION:
Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

INCOME TAXES:
The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2026, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of each Fund’s continued compliance with the IRC requirements of regulated investment companies and each Fund’s limited, if any, exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Funds’ financial statements.

ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, REITs, and equity-like securities, including warrants and contingent value rights). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the underlying funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act") and oversees the Valuation Committee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2026:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,972,115	$ -	$ -	$ 51,972,115
Real Estate Investment Trust	1,451,923	-	-	1,451,923
Warrants	22,000	-	-	22,000
Money Market Funds	1,912,082	-	-	1,912,082
Total	$ 55,358,120	$ -	$ -	$ 55,358,120

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 234,342,075	$ -	$ -	$ 234,342,075
Real Estate Investment Trust	4,425,239	-	-	4,425,239
Money Market Funds	13,819,832	-	-	13,819,832
Total	$ 252,587,146	$ -	$ -	$ 252,587,146

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 170,326,022	$ -	$ -	$ 170,326,022
Contingent Value Rights	-	-	102,000	102,000
Money Market Funds	11,415,644	-	-	11,415,644
Total	$ 181,741,666	$ -	$ 102,000	$ 181,843,666

The Funds did not hold any level 2 or material level 3 assets during the six month period ended June 30, 2026. As of June 30, 2026, level 3 contingent value rights held in Micro-Cap represented 0.06% of the Fund's net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2026.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which a Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.25%, 1.15% and 1.25% of the average daily net assets from Value, Select and Micro-Cap, respectively. For the six month period ended June 30, 2026, the Advisor earned management fees totaling $310,732, $913,931 and $930,640 for Value, Select and Micro-Cap, respectively. At June 30, 2026, $55,782, $196,246 and $177,364 was due to the Advisor from Value, Select and Micro-Cap, respectively.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $16,000, in Trustees fees for the six month period ended June 30, 2026, for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2026, purchases and sales of investment securities other than U.S. government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$1,924,916	$64,159,709	$53,327,926
Sales	$8,897,971	$9,800,114	$62,746,397

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At June 30, 2026, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 26.61% of Select, and therefore also may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 28.70% of Select and 83.01%, of Micro-Cap, and therefore may be deemed to control Select and Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2026, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$ 20,548,116	$124,801,537	$ 107,482,791

Gross Unrealized Appreciation	$ 36,317,280	$132,469,412	$ 82,669,904
Gross Unrealized Depreciation	(1,507,276)	(4,683,803)	(8,309,029)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 34,810,004	$127,785,609	$ 74,360,875

The tax character of distributions paid during the six month period ended June 30, 2026, and the fiscal year ended December 31, 2025 were as follows:
	Six Months Ended		Fiscal Year Ended
	June 30, 2026		December 31, 2025
Value
Ordinary Income	$ -		$ -
Long-term Capital Gain	-		8,155,535
	$ -		$ 8,155,535

Select
Ordinary Income	$ -		$ 88
Long-term Capital Gain	-		173,750
	$ -		$ 173,838

Micro-Cap
Ordinary Income	$ -		$ -
Long-term Capital Gain	-		18,560,520
	$ -		$ 18,560,520

9.) SECTOR CONCENTRATION RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, Value had 44% and 25% of investments held invested in stocks within the Information Technology and the Health Care sectors, respectively; Select had 40% of its investments held invested in stocks within the Information Technology sector; and Micro-Cap had 35% and 33% of its investments held invested in stocks within the Health Care and Information Technology sectors, respectively.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On February 26, 2026, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the management agreements between the Trust and the Advisor, on behalf of the Paradigm Value Fund, Paradigm Select Fund, and Paradigm Micro-Cap Fund (the “Agreements” or “Management Agreements”). Legal Counsel reviewed the memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and explained that, in consideration of the continuance of the management agreements, the Board has requested information reasonably necessary to evaluate the terms of the Agreements and determine whether each was fair to each Fund and its shareholders. Counsel also explained that in response to this request the Advisor had provided information to the Trustees for evaluation of the continuance of the Agreements. Counsel noted that the information request and response are included in the materials provided to the Board in advance of the meeting.

In renewing the Agreements, the Board of Trustees received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) through various periods ended December 31, 2025. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over various time periods. The Trustees noted that the Paradigm Value Fund’s and Paradigm Micro-Cap Fund’s relative short-term performance (one, three and five years) was below their benchmark index. The Paradigm Select Fund’s short-term performance (one, three and five years) was above its benchmark index. The Trustees noted that each Fund outperformed its benchmark index over the long-term (ten-year period ended December 31, 2025). The Board agreed that the performance demonstrated the resilience of the Advisor’s investment process and its conviction over long-term periods. The Advisor noted that it continued to seek out quality companies with strong leadership teams; focus on discounted valuation among underappreciated and underfollowed names; and identify companies with strong free cash flow profiles that allowed the company to invest in future growth. The Trustees further noted the importance of the Advisor’s sector allocations and stock selection process. The Trustees noted the Advisor’s explanations for the recent performance of each Fund and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was consistent with the Board’s performance expectations.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience. The Board expressed its appreciation for its access to the senior personnel of the Advisor, the open and transparent dialogue with the Board, and the Advisor’s commitment to in depth research. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was more than satisfactory. The Trustees also concluded that the Advisor had the resources to continue to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund paid a unitary management fee under which the Advisor provided advisory services and certain administrative and governance functions and paid Fund expenses. They reviewed the unitary management fee of 1.25% of average daily net assets for the Paradigm Value Fund and Paradigm Micro-Cap Fund, and 1.15% of average daily net assets of the Paradigm Select Fund. The Board noted that effective May 1, 2025 the Advisor had contractually reduced the management fee to 1.25% for the Value Fund and 1.15% for the Select Fund, thereby benefiting shareholders. In consideration of the unitary fee structure, the Trustees discussed whether peer advisory fees or net expense ratios were more comparable to the unitary fee structure, and determined to focus primarily on the peer funds’ net expense ratios, while considering all relevant data. They discussed that in each case the Fund’s expense ratio was higher than its Morningstar category average expense ratio and higher than its Peer Group average expense ratio but within the range of its Peer Group. The Trustees noted that, while the fees may be higher, they appeared reasonable when compared to the benchmarks’ range of fees, and in light of the quality of advisory services delivered. The Board noted that while the Advisor did not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provided services to hedge funds, institutional accounts, and separately managed accounts for high net-worth clients, and the Board reviewed the fees charged to manage those accounts. After a discussion, the Trustees concluded that the management fees paid by each Fund were not unreasonable.

As for the profits realized by the Advisor, the Trustees reviewed an estimated profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, expenses incurred by the Advisor managing the Funds, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of the Advisor with respect to each Fund for the calendar year ended December 31, 2025. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, noting the operating margins realized by the Advisor were well within the range reported in the analysis. The Funds’ chief compliance officer confirmed to the Trustees that no Fund portfolio securities were traded through the Advisor’s affiliated broker-dealer and that all trades were made on the basis of best price and execution. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Advisor was obligated to pay certain of the Funds’ operating expenses, which had the effect of limiting the overall fees paid by the Funds. The Board also noted that the Advisor had contractually agreed to waive management fees for the Select Fund, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified and the unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds.

In considering the continuance of the Management Agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session with Fund counsel to discuss the continuation of the Agreements. The other meeting participants were excused during this discussion.

Upon the return of the other meeting participants, the Trustees conveyed their consensus, including the disinterested Trustees, that renewal of the Management Agreements was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)) are effective in design and operation.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/ Candace King Weir
Candace King Weir
President

Date: 8/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir
Candace King Weir
President (Principal Executive Officer)

Date: 8/27/2026

By: /s/ Peter J. McMillen
Peter J. McMillen
Chief Financial Officer (Principal Financial Officer)

Date: 8/27/2026